Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarizes the Group’s restricted shares movement during the six months ended June 30, 2024 and 2025:

	2025	2024
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	1,108	2,080
Awarded	4,194	21,704
Vested	(556)	(19,867)
Forfeited	—	(277)
Outstanding as of June 30,	4,746	3,640

Summary of Company's Share Options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2024 and 2025:

	2025		2024
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	194,594	$288.160	119,071	$462.205
Granted	64,768	6.114	133,999	77.059
Exercised	—	—	—	—
Forfeited	(1,666)	301.822	(5,496)	220.629
Expired	(1,208)	355.108	(5,812)	323.489
Outstanding at June 30,	256,488	$216.534	241,762	$257.556
Exercisable at the end of the period	148,009		113,203

Summary of Share-Based Payment Transactions	The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2025	2024
Grant date option fair value per share	$4.7700 - $5.4397	$60.4172
Exercise price	$6.09 - $6.20	$77.06
Expected volatility (note i)	94.48% - 126.88%	97.48%
Expected life	5.50 - 6.02 years	5.50 years
Risk-free rate	3.99% - 4%	4.18%
Expected dividend yield	0%	0%